Basis of Presentation and Basis of Consolidation - Basis of Presentation (Details) € in Thousands, $ in Thousands						12 Months Ended
	Apr. 30, 2021	Apr. 21, 2021	Mar. 27, 2021 USD ($)	Feb. 15, 2017 USD ($)	Oct. 13, 2015 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Financial risk management
Cash, restricted cash and cash equivalents						$ 131,557	$ 123,175	[1]	$ 216,647	[1]	$ 184,472
Current restricted cash and cash equivalents						28,843
Profit (loss) from operating activities						(184,350)	(355,586)		99,074	[2]
Profit (loss)						$ (249,758)	(285,640)	[1]	24,573	[1],[2]
Issue of equity					€ 50,000				$ 240
Grupo Villar Mir, S.A.U.
Financial risk management
Percentage of ownership interest held by related party				53.90%		54.00%
Senior Notes due 2022
Financial risk management
Principal amount				$ 350,000		$ 350,000	$ 350,000
Redemption price of notes at change of control				101.00%		101.00%
Minimum
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control						35.00%
Agreement in Principle on the Terms of Financing Proposal
Financial risk management
Issue of equity			$ 40,000
Percentage of noteholders entered into lock up agreement	96.00%	95.92%
Agreement in Principle on the Terms of Financing Proposal | Senior Notes due 2022
Financial risk management
Minimum percentage of note holders		60.00%
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes
Financial risk management
Principal amount			60,000
Agreement in Principle on the Terms of Financing Proposal | Minimum
Financial risk management
Issue of equity			$ 40,000

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.
[2]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).